Shareholder Report, Average Annual Return (Details) 190551_Baird Quality Intermediate Municipal Bond Fund_Institutional Class Shares_TSR Annual {Institutional Class Shares}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | BMBIX
Average Annual Return, Percent	4.71%	0.95%	1.85%
Bloomberg Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Index
Average Annual Return, Percent	4.25%	0.80%	2.34%
Bloomberg Quality Intermediate Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Quality Intermediate Municipal Index
Average Annual Return, Percent	5.27%	1.07%	2.07%